Goodwill and Other Intangible Assets - Summary of Changes in Carrying Amount of Goodwill by Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Beginning balance	$ 1,816,851	$ 1,762,635
Acquisitions		49,723
Acquisition accounting adjustments		1,013
Foreign currency translation adjustment	7,070	3,480
Ending balance	1,823,921	1,816,851
Unified Communications [Member]
Goodwill [Line Items]
Beginning balance	994,372	989,922
Acquisitions
Acquisition accounting adjustments		970
Foreign currency translation adjustment	7,070	3,480
Ending balance	1,001,442	994,372
Communication Services [Member]
Goodwill [Line Items]
Beginning balance	822,479	772,713
Acquisitions		49,723
Acquisition accounting adjustments		43
Foreign currency translation adjustment
Ending balance	$ 822,479	$ 822,479